Concentrations (Details) - Schedule of Company's Purchase - Supplier Concentration Risk [Member] - Purchase [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage	38.00%
Supplier B [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage		32.00%	50.00%
Supplier C [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage			34.00%
Supplier D [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage	14.00%
Supplier E [Member]
Schedule of Company's Purchase [Line Items]
Concentration Risk, Percentage		23.00%	13.00%